Information on Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Information on Subsidiaries [Abstract]
Subsidiaries with significant non-controlling interests [text block table]
Subsidiaries with material noncontrolling interests
	Dec 31, 2024	Dec 31, 2023
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by noncontrolling interests	20.51%	20.51%
Place of business	Global	Global

in € m	Dec 31, 2024	Dec 31, 2023
Net income attributable to noncontrolling interests	133	117
Accumulated noncontrolling interests of the subsidiary	1,546	1,620
Dividends paid to noncontrolling interests	250	84
Summarized financial information:
Total assets	11,871	11,683
Total liabilities	4,379	3,852
Total net revenues	2,765	2,614
Net income (loss)	652	567
Total comprehensive income (loss), net of tax	904	424

Carrying Amounts of Assets and Liabilities to which Restrictions Apply [text block table]	Restricted assets Dec 31, 2024 Dec 31, 2023 in € m. Totalassets Restrictedassets Totalassets Restrictedassets Interest-earning deposits with banks 132,741 31 163,454 108 Financial assets at fair value through profit or loss 545,895 62,615 465,273 58,270 Financial assets at fair value through other comprehensive income 42,090 5,969 35,546 7,618 Loans at amortized cost 483,897 41,942 479,353 54,343 Other 186,409 3,206 173,641 7,920 Total 1,391,033 113,762 1,317,266 128,259